Schedule of pensions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 100	$ 400	$ 900
PLC [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L			12
VISL [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	11	20	33
KSH [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	95	294	293
KSO [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	1	33	552
Pty [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	19	21	43
Pension recognized [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 126	$ 369	$ 933